Trade receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables And Other Payables
Schedule of Trade receivables and contract assets

	2022	2021

Trade receivables	68,040	31,651
Contract assets (a)	95,871	15,102
Expected credit loss (b)	(24,365)	(10,228)
	139,546	36,525

(a)	Amounts to be received for unbilled work during the year ended December 31, 2022 and 2021.
(b)	The loss allowance was calculated based on the provision matrix calculated by the Group related historical loss experienced on its trade receivables. The Group further added qualitative management overlays to arrive at management’s best estimate.

Schedule of expected credit loss

	2022	2021

Opening balance as of January 1	(10,228)	(1,200)
Additions, net (i)	(15,320)	(9,028)
Foreign exchange rate	598	—
Write-off	585	—
Closing balance as of December 31	(24,365)	(10,228)

(i)	Increase on loss allowances during the year ended December 31, 2022 and 2021 refers principally to a specific client which management understands will not be recoverable.

Schedule of trade receivables by aging

	2022	2021
Current	54,112	13,561
Overdue between:
From 1 to 30 days	11,680	1,841
From 31 to 60 days	2,216	1,635
More than 61 days	32	14,614
	68,040	31,651

Schedule of trade and other payables

	2022	2021

Suppliers	74,621	53,951
Labor and social obligations	31,379	24,438
Other accounts payables	23	—
	106,023	78,389

Current	106,023	78,389